Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Legal and professional fees	$ (205,333)		$ (369,553)
Staff costs and employee benefits	(880,000)
Others			1,027
TOTAL OPERATING EXPENSES	(1,085,333)		(368,526)
Income tax expense
NET LOSS	$ (1,085,333)		$ (368,526)